LEASE (Schedule of Components of Lease Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease Cost
Operating lease cost	$ 4,422	$ 3,914	$ 3,421
Short-term lease cost	1,542	1,580	994
Total lease cost	5,964	5,494	$ 4,415
Cash paid for amounts included in the measurement of Lease liabilities:
Operating cash flows from operating leases	4,465	3,962
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 3,164	$ 4,941
Weighted-average remaining lease term - operating leases	4 years	4 years 6 months
Weighted-average discount rate - operating leases	5.12%	4.80%